Property, plant and equipment -impairment of carrying amount of impaired asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Base discount rate for VIU calculations, net of tax	5.00%
Carrying amount after impairment	$ 10,610	$ 21,619
Net impairement loss (Reversal)	$ 1,282	6,351
Exploration and Production Norway [Member] | High range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	32.00%
Exploration and Production Norway [Member] | Low range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	18.00%
Exploration and Production International [Member] | High range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	9.00%
Exploration and Production International [Member] | Low range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	5.00%
Exploration And Production USA [Member] | High range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	7.00%
Exploration And Production USA [Member] | Low range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	6.00%
Marketing, Midstream and Processing (MMP) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	7.00%
VIU [Member] | Right of use assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	$ 16	265
Net impairement loss (Reversal)	(2)	36
VIU [Member] | North America - offshore other areas [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	53
Net impairement loss (Reversal)	0	146
VIU [Member] | Europe and Asia [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	1,566	3,687
Net impairement loss (Reversal)	1,609	1,280
VIU [Member] | Exploration and Production Norway [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	5,379	7,042
Net impairement loss (Reversal)	(1,102)	1,219
VIU [Member] | Exploration And Production USA [Member] | Onshore [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	1,979	4,676
Net impairement loss (Reversal)	8	(19)
VIU [Member] | Exploration And Production USA [Member] | Offshore Gulf of Mexico [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	798	2,808
Net impairement loss (Reversal)	18	305
VIU [Member] | Marketing, Midstream and Processing (MMP) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	632	1,297
Net impairement loss (Reversal)	486	824
FVLCOD [Member] | Right of use assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	4	0
Net impairement loss (Reversal)	17	0
FVLCOD [Member] | North America - offshore other areas [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0
Net impairement loss (Reversal)	(22)	0
FVLCOD [Member] | Exploration And Production USA [Member] | Onshore [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	1,122
Net impairement loss (Reversal)	40	2,331
FVLCOD [Member] | Marketing, Midstream and Processing (MMP) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	236	668
Net impairement loss (Reversal)	$ 230	$ 228